Putnam Investments One Post Office Square Boston, MA 02109 July 3, 2006

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

RE:	Putnam Floating Rate Income Fund and Putnam Income Strategies Fund, each a series of Putnam Funds
Trust (Reg. Nos. 333-515) (811-07513)
Post-Effective Amendment No. 68 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.68 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 28, 2006

Comments or questions concerning this certificate may be directed to James Clark at 1-800-225-2465, ext. 8939

Very truly yours,

Putnam Floating Rate Income Fund and Putnam
Income Strategies Fund, each a series of Putnam
Funds Trust

/s/ Charles E. Porter
By:
_______________________________________
Charles E. Porter
Executive Vice President, Associate Treasurer and
Principal Executive Officer

cc: Ropes & Gray LLP